Provisions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provisions

28	Provisions

Accounting policy

Provisions for legal claims and judicial deposits

Provisions for legal claims are recognized when there is a combination of the following conditions: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable (more likely than not) that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. The provisions are periodically estimated, and the likelihood of losses is supported by the Company's legal counsel.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as Financial Expenses.

When a claim is secured by a judicial deposit, the Company offsets the provision with the judicial deposit amount in the consolidated balance sheet. However, the Company also has judicial deposits for claims for which the likelihood of loss is possible or remote and for which no provision is recognized. In such cases, these amounts are recognized as outstanding judicial deposits in the Company’s assets.

Critical accounting estimates and assumptions – Provisions for legal claims

The Company is part of ongoing tax, labor, civil and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation and require a high level of judgment regarding the matters involved, supported by the positions of external legal advisors. Income tax claims are discussed at the current and deferred income tax section (note 11).

(a)	Changes in the year

					2025	2024
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	7,100	17,414	2,064	19,054	45,632	56,787
Additions	9,838	9,992	2,081	4,052	25,963	13,125
Reversals	(3,110)	(5,770)	(319)	(1,604)	(10,803)	(15,033)
Interest accrual	1,597	3,856	(48)	178	5,583	2,402
Payments	(7)	(2,912)	(3,364)	(1,990)	(8,273)	(4,326)
Foreign exchange effects	969	2,141	47	2,346	5,503	(7,727)
Other	(10,471)	347	-	(10)	(10,134)	404
Balance at the end of year	5,916	25,068	461	22,026	53,471	45,632

(b)	Breakdown of legal claims provisions

The provisions and the corresponding judicial deposits are as follows:

			2025			2024
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(6,986)	12,903	5,917	(1,118)	8,222	7,104
Labor	(744)	25,812	25,068	(985)	18,394	17,409
Civil	-	460	460	-	2,064	2,064
Environmental	(10)	22,036	22,026	-	19,055	19,055
Balance at the end of the year	(7,740)	61,211	53,471	(2,103)	47,735	45,632

As of December 31, 2025, the Company’s outstanding judicial deposits, that are not presented net of the provisions are USD 9,221 and are recorded as “Other Assets” in the balance sheet (December 31, 2024: USD 13,912).

(c)	Contingent liabilities

Legal claims that have a possible likelihood that an obligation will arise are disclosed in the Company’s consolidated financial statements. The Company does not recognize a liability when it is not probable that an outflow of resources will be required or because the amount of liability cannot be reliably calculated. These legal claims are summarized below:

	2025	2024
Tax (i)	124,072	110,165
Labor (ii)	31,250	24,530
Civil (iii)	13,569	17,821
Environmental (iv)	124,810	106,799
	293,701	259,315

(i)	Comments on contingent tax liabilities

The main contingent liabilities relating to tax lawsuits are discussed below.

Income tax over transfers of shares in Peru

Relates to assessments issued by the SUNAT, where the Company was jointly and severally liable for the payment of income tax by a foreign investor, in a supposed capital gain on transfer of shares. The estimated financial effect of this contingent liability is USD 34,560 (2024: USD 41,723).

Compensation for exploration for mineral resources

Relates to assessments issued by the Brazilian National Department of Mineral Production for the alleged failure to pay or underpayment of financial compensation for the exploration of mineral resources (“CFEM”). The estimated financial effect of this contingent liability is USD 16,147 (2024: USD 10,676).

PIS and COFINS tax credit offsetting

Tax proceeding concerning the utilization (offset) of tax credits recognized pursuant to the final judgment of Writ of Mandamus No. 001556.04.2008.4.01.3812, which ruled on the exclusion of ICMS from the PIS and COFINS calculation bases. The matter has been pending before the First Administrative Court since April 9, 2025. The estimated financial effect of this contingent liability is USD 71,600.

(ii)	Comments on contingent labor liabilities

Include several claims filed by former employees, third parties and labor unions and labor public attorney’s office mostly claiming the payment of indemnities related to dismissals, such as overtime, work at night hours, commuting hours, health hazard premiums and hazardous duty premiums, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses, work accidents and payment of social benefits. The individual amount of the claims is not material.

(iii)	Comments on contingent civil liabilities

The civil proceedings identified as potential contingent liabilities are related to indemnity lawsuits filed against the Company, alleging property damages, contractual breaches, personal injuries, consequential damages, loss of prospective earnings, and other general losses. The estimated financial effect of this contingent liability is USD 13,569 (2024: USD 17,821).

(iv)	Comments on contingent environmental liabilities

The main contingent environmental liabilities in Brazil were filed by fishermen communities against the Company for indemnification, compensation for material and moral damages due to alleged pollution of the São Francisco River close to the Company’s Três Marias operation in Brazil. The estimated financial effect of these contingent liabilities is USD 83,072 (2024: USD 93,634).